Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Finished goods	$ 21.3		$ 8.9	$ 2.9
Depreciation and amortization expense	$ 2.3	$ 0.8	$ 1.3	$ 0.3